Group assets and liabilities - measurement - Level 3 financial instruments (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Total gains (losses) in income statement:
Transfers into level 3	£ 0
Transfers out of Level 3	0
At fair value
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	247,533
Total gains (losses) in income statement:
Financial instruments at end of period	280,053	£ 247,533
At fair value | Loans
Total gains (losses) in income statement:
Assets at end of period	2,799
At fair value | Equity securities and portfolio holdings in unit trusts
Total gains (losses) in income statement:
Assets at end of period	183,670
At fair value | Debt securities
Total gains (losses) in income statement:
Assets at end of period	99,675
At fair value | Other investments (including derivative assets)
Total gains (losses) in income statement:
Assets at end of period	2,180
At fair value | Derivative liabilities
Total gains (losses) in income statement:
Liabilities at end of period	(1,037)
At fair value | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Total gains (losses) in income statement:
Liabilities at end of period	(3,482)
At fair value | Other financial liabilities
Total gains (losses) in income statement:
Liabilities at end of period	(3,086)
At fair value | Continuing and discontinued operations
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	368,625
Total gains (losses) in income statement:
Financial instruments at end of period		368,625
At fair value | Continuing and discontinued operations | Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	4,753
Total gains (losses) in income statement:
Assets at end of period		4,753
At fair value | Continuing and discontinued operations | Equity securities and portfolio holdings in unit trusts
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	214,733
Total gains (losses) in income statement:
Assets at end of period		214,733
At fair value | Continuing and discontinued operations | Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	175,356
Total gains (losses) in income statement:
Assets at end of period		175,356
At fair value | Continuing and discontinued operations | Other investments (including derivative assets)
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	10,006
Total gains (losses) in income statement:
Assets at end of period		10,006
At fair value | Continuing and discontinued operations | Derivative liabilities
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(3,506)
Total gains (losses) in income statement:
Liabilities at end of period		(3,506)
At fair value | Continuing and discontinued operations | Borrowings attributable to with-profits businesses
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(1,606)
Total gains (losses) in income statement:
Liabilities at end of period		(1,606)
At fair value | Continuing and discontinued operations | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(11,651)
Total gains (losses) in income statement:
Liabilities at end of period		(11,651)
At fair value | Continuing and discontinued operations | Other financial liabilities
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(3,406)
Total gains (losses) in income statement:
Liabilities at end of period		(3,406)
At fair value | Level 3
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	425
Reclassification as held for distribution	(4,876)
Total gains (losses) in income statement:
Financial instruments at end of period	401	425
At fair value | Level 3 | Loans
Reconciliation of movements in level 3 assets measured at fair value
Reclassification as held for distribution	(1,970)
Total gains (losses) in income statement:
Assets at end of period	2,799
At fair value | Level 3 | Equity securities and portfolio holdings in unit trusts
Reconciliation of movements in level 3 assets measured at fair value
Reclassification as held for distribution	(345)
Total gains (losses) in income statement:
Assets at end of period	170
At fair value | Level 3 | Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Reclassification as held for distribution	(1,177)
Total gains (losses) in income statement:
Assets at end of period	6
At fair value | Level 3 | Other investments (including derivative assets)
Reconciliation of movements in level 3 assets measured at fair value
Reclassification as held for distribution	(4,333)
Total gains (losses) in income statement:
Assets at end of period	962
At fair value | Level 3 | Derivative liabilities
Total gains (losses) in income statement:
Liabilities at end of period	(455)
Total gains (losses) in income statement:
Financial instruments at end of period	(451)
At fair value | Level 3 | Borrowings attributable to with-profits businesses
Reconciliation of movements in level 3 liabilities measured at fair value
Reclassification as held for distribution	1,606
At fair value | Level 3 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Reconciliation of movements in level 3 liabilities measured at fair value
Reclassification as held for distribution	988
At fair value | Level 3 | Other financial liabilities
Reconciliation of movements in level 3 liabilities measured at fair value
Reclassification as held for distribution	355
Total gains (losses) in income statement:
Liabilities at end of period	(3,081)
At fair value | Level 3 | Continuing and discontinued operations
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	5,301	4,443
Total gains (losses) in income statement:
Net realised gains (losses)	(23)	36
Net unrealised gains (losses) on financial instruments held at the end of the year	9	398
Total (losses)/gains recorded as other comprehensive income	(28)	84
Purchases	129	2,055
Sales	(119)	(1,157)
Issues	(9)	(899)
Settlements	17	303
Transfers into level 3		8
Transfers out of level 3		30
Financial instruments at end of period		5,301
At fair value | Level 3 | Continuing and discontinued operations | Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	4,753	4,837
Total gains (losses) in income statement:
Net realised gains (losses)	91	(7)
Net unrealised gains (losses) on financial instruments held at the end of the year		(71)
Total (losses)/gains recorded as other comprehensive income	4	162
Purchases		62
Sales		(178)
Issues	26	279
Settlements	(105)	(331)
Assets at end of period		4,753
At fair value | Level 3 | Continuing and discontinued operations | Equity securities and portfolio holdings in unit trusts
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	515	371
Total gains (losses) in income statement:
Net unrealised gains (losses) on financial instruments held at the end of the year	(2)	38
Total (losses)/gains recorded as other comprehensive income		8
Purchases	2	125
Sales		(35)
Transfers into level 3		8
Assets at end of period		515
At fair value | Level 3 | Continuing and discontinued operations | Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	1,182	654
Total gains (losses) in income statement:
Net realised gains (losses)	5	9
Net unrealised gains (losses) on financial instruments held at the end of the year		(16)
Total (losses)/gains recorded as other comprehensive income	1
Purchases		666
Sales	(5)	(131)
Assets at end of period		1,182
At fair value | Level 3 | Continuing and discontinued operations | Other investments (including derivative assets)
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	5,272	4,424
Total gains (losses) in income statement:
Net realised gains (losses)	(25)	35
Net unrealised gains (losses) on financial instruments held at the end of the year	40	370
Total (losses)/gains recorded as other comprehensive income	(5)	54
Purchases	127	1,202
Sales	(114)	(813)
Assets at end of period		5,272
At fair value | Level 3 | Continuing and discontinued operations | Derivative liabilities
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(423)	(512)
Total gains (losses) in income statement:
Net unrealised gains (losses) on financial instruments held at the end of the year	(15)	27
Total (losses)/gains recorded as other comprehensive income	(17)	(1)
Transfers out of level 3		63
Liabilities at end of period		(423)
At fair value | Level 3 | Continuing and discontinued operations | Borrowings attributable to with-profits businesses
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(1,606)	(1,887)
Total gains (losses) in income statement:
Net unrealised gains (losses) on financial instruments held at the end of the year		(23)
Settlements		304
Liabilities at end of period		(1,606)
At fair value | Level 3 | Continuing and discontinued operations | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(988)	(413)
Total gains (losses) in income statement:
Net unrealised gains (losses) on financial instruments held at the end of the year		67
Total (losses)/gains recorded as other comprehensive income		31
Issues		(697)
Settlements		57
Transfers out of level 3		(33)
Liabilities at end of period		(988)
At fair value | Level 3 | Continuing and discontinued operations | Other financial liabilities
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(3,404)	(3,031)
Total gains (losses) in income statement:
Net realised gains (losses)	(94)	(1)
Net unrealised gains (losses) on financial instruments held at the end of the year	(14)	6
Total (losses)/gains recorded as other comprehensive income	(11)	(170)
Issues	(35)	(481)
Settlements	£ 122	273
Liabilities at end of period		£ (3,404)